Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 3.6%

Compass Securities,
1.29% due 08/19/03	$ 114,000	$113,994,618
K2 USA LLC,*
1.32% due 07/15/03	300,000	300,000,000
Links Finance Corp.,*
1.31% due 04/15/03	100,000	99,997,644
1.32% due 07/10/03	150,000	150,000,000
1.32% due 07/15/03	270,000	270,000,000
1.32% due 10/15/03	250,000	249,984,521
Restructured Asset
Securitization,*
1.39% due 04/01/03	260,000	260,000,000
Sigma Finance Corp.,*
1.31% due 05/15/03	150,000	149,997,000

		1,593,973,783

Certificates of Deposit (Euro) — 13.3%

Banco Bilbao,
1.35% due 04/22/03	150,000	150,000,000
Bank Nova Scotia,
1.35% due 05/15/03	100,000	100,000,000
Barclays Bank,
1.26% due 04/22/03	500,000	500,000,000
BNP Paribas,
1.26% due 05/27/03	160,000	160,000,000
Canadian Imperial Bank,
1.29% due 08/11/03	500,000	500,000,000
Credit Agricole Indosuez,
1.27% due 03/03/03	153,000	153,000,000
Dresdner Bank,
1.37% due 05/13/03	486,000	486,000,000
1.30% due 05/21/03	350,000	350,000,000
HBOS Treasury
Services PLC,
1.32% due 05/06/03	749,000	749,000,000
Istituto Bancario,
1.26% due 04/25/03	250,000	250,000,000
Landesbank Baden
Wuerttemburg,
1.35% due 03/21/03	200,000	200,000,000
1.34% due 04/15/03	100,000	100,000,000
Norddeutsche
Landesbank,
1.36% due 04/22/03	100,000	99,811,111
Unicredito Italiano,
1.35% due 03/13/03	650,000	650,000,000
1.31% due 04/14/03	150,000	150,000,000
1.27% due 05/19/03	200,000	200,004,264
1.30% due 05/21/03	350,000	350,000,000
Westdeutsche
Landesbank,
1.35% due 04/11/03	200,000	200,000,000
1.35% due 05/15/03	500,000	500,000,000

		5,847,815,375

Certificates of Deposit (Yankee) — 15.6%

Abbey National
Treasury,*
1.69% due 04/07/03	400,000	399,977,112
Bank Nova Scotia,
2.98% due 03/26/03	250,000	249,993,801
Canadian Imperial
Bank,*
1.73% due 04/28/03	500,000	499,958,038
Chase Manhattan Bank,
1.26% due 08/11/03	500,000	500,000,000
1.30% due 06/04/03	750,000	750,000,000
Credit Agricole,
1.26% due 04/02/03*	500,000	499,975,264
1.26% due 04/07/03	147,000	147,000,000
1.26% due 04/25/03	200,000	200,000,000
Dresdner Bank,
2.88% due 03/24/03	100,000	100,000,000
2.84% due 04/08/03	110,000	110,000,000
2.75% due 04/22/03	100,000	99,998,649
2.76% due 04/22/03	300,000	300,000,000
Landesbank Hess,
1.26% due 05/12/03	500,000	500,000,000
1.28% due 08/06/03	497,000	497,000,000
Lasalle Bank,
1.34% due 03/03/03	200,000	200,000,000
Lloyds Bank PLC.,
1.35% due 04/22/03	300,000	300,000,691
Rabobank Nederland,
2.85% due 03/24/03	250,000	249,994,334
Societe Generale,
2.96% due 04/08/03	100,000	100,012,616
1.35% due 04/22/03	150,000	150,000,000
Toronto Dominion Bank,
1.27% due 08/20/03	147,000	147,000,000
UBS AG,
2.86% due 03/24/03	250,000	249,995,042
2.87% due 03/24/03*	250,000	249,995,042
Wells Fargo Bank,
1.26% due 03/21/03	200,000	199,999,991
1.26% due 04/04/03	140,000	139,999,951

		6,840,900,531

Commercial Paper — 42.9%

ABSC Capital Corp.,
1.28% due 03/10/03	146,194	146,157,614
1.28% due 03/11/03	242,435	242,366,041
1.29% due 03/25/03	99,305	99,226,715
Allianz Finance Corp.,
1.59% due 03/06/03	100,000	99,986,750
Alpine Securitization
Corp.,
1.28% due 03/13/03	334,500	334,381,067

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Amstel Funding Corp.,
1.70% due 04/01/03	$ 511,242	$510,541,882
1.29% due 06/05/03	248,114	247,278,269
1.29% due 06/16/03	400,000	398,495,000
1.35% due 07/02/03	110,000	109,500,875
Amsterdam Funding
Corp.,
1.27% due 03/20/03	100,000	99,940,028
Aquinas Funding LLC,
1.36% due 04/17/03	100,000	99,830,000
Atlantis One Funding
Corp.,
1.27% due 03/17/03	359,938	359,760,231
1.40% due 04/25/03	424,373	423,526,435
Atomium Funding Corp.,
1.40% due 03/13/03	120,043	119,996,317
Barclays Bank,
1.26% due 05/12/03	497,000	497,000,000
Bank Ireland
Governor Co.,
1.34% due 03/21/03	397,000	396,734,010
Bear Stearns Co.,
1.28% due 06/30/03	230,000	229,026,844
Black Forest Corp.,
1.30% due 03/04/03	123,500	123,495,540
Cancara Asset
Securitization LTD,
1.27% due 04/23/03	100,000	99,820,083
Edison Asset Securities,
1.35% due 04/24/03	250,000	249,512,500
1.34% due 04/25/03	150,000	149,704,083
1.35% due 04/25/03	496,000	495,014,200
1.27% due 07/11/03	198,500	197,589,657
Eiffel Funding LLC,
1.30% due 03/21/03	101,000	100,934,350
Erasmus Capital Corp.,
1.28% due 05/08/03	455,759	454,691,638
Forrestal Funding
Master,
1.27% due 03/07/03	179,078	179,052,730
1.28% due 04/02/03	100,158	100,051,165
Galleon Capital Corp.,
1.28% due 04/28/03	200,000	199,601,778
GE Capital International
Funding,
1.36% due 04/25/03	141,437	141,153,812
Gemini Securitization
Corp.,
1.27% due 03/13/03	102,341	102,304,896
Giro Funding U.S. Corp.,
1.27% due 03/12/03	209,451	209,384,499
1.71% due 03/24/03	46,228	46,181,888
Giro Multi Funding
Corp.,
1.28% due 03/20/03	313,912	313,722,258

Grampian Funding Ltd.,
1.35% due 04/10/03	75,000	74,893,125
1.35% due 05/13/03	100,000	99,733,750
1.27% due 06/23/03	100,000	99,604,889
Greenwich Funding
Corp.,
1.27% due 03/14/03
Greyhawk Fund Corp.,	105,000	104,959,254

1.27% due 04/25/03	200,000	199,626,056
Hatteras Funding Corp.,
1.37% due 03/06/03	270,890	270,859,073
1.31% due 04/09/03	154,451	154,243,049
1.27% due 04/29/03	90,000	89,819,025
1.28% due 05/23/03	141,474	141,066,555
ING America Holdings,
1.34% due 03/19/03	100,000	99,940,444
Jupiter Securitization
Corp.,
1.28% due 03/07/03	120,000	119,983,000
1.28% due 03/10/03	110,000	109,972,729
Lake Constance
Funding LLC,
1.37% due 03/06/03	128,000	127,985,387
1.72% due 03/20/03	30,000	29,975,633
Liberty Street
Funding Corp.,
1.28% due 03/18/03	130,000	129,930,667
Mane Funding Corp.,
1.28% due 05/05/03	100,135	99,910,698
Market Strategy
Funding Corp.,
1.28% due 03/13/03	136,818	136,769,544
1.27% due 03/17/03	200,000	199,901,222
Mica Funding LLC,
1.38% due 03/07/03	100,000	99,984,667
1.29% due 03/18/03	133,000	132,928,513
1.28% due 03/24/03	220,000	219,835,733
1.39% due 03/24/03*	174,000	173,999,493
1.28% due 04/22/03	200,000	199,644,444
Moat Funding LLC,
1.73% due 03/17/03	145,000	144,902,447
1.33% due 03/19/03	175,000	174,896,556
1.80% due 03/19/03	100,000	99,920,000
1.32% due 03/20/03	99,000	98,938,290
1.27% due 03/24/03	100,000	99,925,917
1.35% due 04/29/03	200,000	199,572,500
1.27% due 06/05/03	100,000	99,668,389
1.28% due 08/06/03	100,000	99,445,333
Montauk Funding Corp.,
1.31% due 03/14/03*	450,000	450,000,000
1.28% due 04/10/03	175,500	175,262,880
Morgan Stanley
Dean Witter Co.,*
1.41% due 03/03/03	425,000	425,000,000
Moriarty Ltd.,
1.27% due 05/19/03	150,000	149,592,542

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Ness LLC,
1.73% due 03/25/03	$ 61,587	$61,522,077
1.73% due 03/26/03	45,407	45,356,813
1.27% due 06/23/03	100,139	99,743,340
Nieuw Amsterdam
Receivables,
1.35% due 03/17/03	150,000	149,921,250
1.28% due 04/25/03	137,827	137,567,273
Norddeutsche
Landesbank,
1.34% due 03/06/03	100,000	99,988,833
1.35% due 03/20/03	100,000	99,936,250
1.35% due 03/21/03	100,000	99,932,500
Nyala Funding LLC,
1.30% due 05/15/03	143,550	143,171,586
Pennine Funding,
1.35% due 04/15/03	225,000	224,637,188
1.27% due 06/10/03	124,000	123,566,930
1.27% due 06/24/03	271,150	270,069,091
Perry Global Funding,
1.37% due 03/10/03	139,187	139,149,922
1.35% due 03/21/03	112,235	112,159,241
1.30% due 04/17/03	153,000	152,751,375
1.30% due 05/27/03	195,864	195,262,806
Polonius Inc.,
1.36% due 03/11/03	158,380	158,332,134
1.28% due 03/17/03	178,400	178,311,196
Santander,
1.30% due 06/23/03	471,000	469,095,067
Sigma Finance Inc.,
2.08% due 03/10/03	109,250	109,205,814
2.90% due 03/25/03*	100,000	100,000,000
1.31% due 07/21/03*	425,000	424,983,787
1.33% due 02/10/04*	100,000	99,985,863
Silver Tower US
Funding LLC,
1.29% due 04/28/03	330,000	329,337,800
1.29% due 06/05/03	200,000	199,326,333
1.32% due 06/06/03	128,000	127,554,133
1.33% due 07/03/03	137,000	136,382,511
Special Purpose
Accounts,*
1.32% due 03/03/03	250,000	250,000,000
1.32% due 03/10/03	180,000	180,000,000
1.32% due 05/01/03	250,000	250,000,000
Stadshypotek Inc.,
1.27% due 03/13/03	285,000	284,899,458
Surrey Funding Corp.,
1.28% due 03/17/03	100,000	99,950,222
Trident Capital Finance,
1.34% due 03/06/03	174,000	173,980,570
Whistlejacket Capital,
1.34% due 02/17/04*	90,000	89,991,439
1.37% due 03/17/03	100,000	99,946,722

		18,824,674,483

Corporate Notes — 12.0%

Blue Heron Funding,*
1.37% due 03/21/03	200,000	200,000,000
1.37% due 10/17/03	500,000	500,000,000
1.37% due 12/19/03	175,000	175,000,000
1.366% due 02/25/04	105,000	105,000,000
Brahms Funding Corp.,
1.40% due 03/07/03	260,000	259,959,556
1.40% due 03/11/03	100,480	100,448,740
1.38% due 03/13/03	120,411	120,364,842
1.39% due 03/14/03	249,911	249,804,857
1.38% due 03/20/03	142,713	142,619,999
Fenway Funding,
1.46% due 03/12/03	100,000	99,963,500
1.40% due 03/28/03	204,317	204,118,358
1.43% due 04/04/03	164,091	163,882,422
1.40% due 04/15/03	95,664	95,504,029
1.42% due 04/15/03	99,370	99,201,457
1.40% due 04/25/03	301,133	300,512,331
1.40% due 05/14/03	250,000	249,300,000
Ford Credit Floorplan
Master Owner,
1.32% due 03/21/03	100,000	99,934,000
1.33% due 04/17/03	200,000	199,667,500
1.32% due 04/24/03	230,000	229,561,467
1.29% due 05/06/03	100,000	99,770,667
1.29% due 05/27/03	396,500	395,292,327
Harwood Funding
Corp.,
1.32% due 03/07/03	100,000	99,985,333
1.33% due 03/12/03	100,000	99,966,750
1.45% due 03/14/03	202,878	202,788,114
Principal Resource
Mortgage,
1.33% due 03/26/03	100,148	100,062,902
Witmer Funding LLC,
1.38% due 03/04/03	140,000	139,994,633
1.37% due 03/28/03	120,000	119,885,833
1.38% due 04/14/03	104,095	103,927,407
1.35% due 04/23/03	100,379	100,187,025
1.32% due 05/13/03	200,000	199,479,333

		5,256,183,382

Medium Term Notes — 5.5%

Centauri,*
3.00% due 04/07/03	108,000	108,000,000
Credit Suisse
First Boston,
1.34% due 08/08/03	300,000	300,000,000
General Electric
Capital Corp.,*
1.37% due 07/09/03	500,000	500,000,000
1.37% due 10/17/03	350,000	350,000,000
Merrill Lynch & Co. Inc.,*
1.31% due 04/02/03	250,000	249,997,945
1.39% due 01/09/04	300,000	299,972,670

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Medium Term Notes — (cont’d)

Sigma Finance Inc.,
1.31% due 04/04/03	$140,500	$140,498,759
Trident Capital Finance,
1.31% due 04/01/03	447,000	447,000,000

		2,395,469,374

Promissory Note — 3.5%

Goldman Sachs,
1.45% due 03/05/03	300,000	300,000,000
1.48% due 08/25/03	1,250,000	1,250,000,000

		1,550,000,000

Time Deposits — 2.0%

Dresdner Bank
Grand Cayman,
1.37% due 03/03/03	293,416	293,416,000
Wells Fargo Bank
Grand Cayman,
1.38% due 03/03/03	600,000	600,000,000

		893,416,000

United States Government Agency — 1.4%

Federal National
Mortgage Association,
1.23% due 07/16/03	241,477	240,363,187
Federal National
Mortgage Association,
1.23% due 08/13/03	100,000	99,443,083
Federal National
Mortgage Association,
1.24% due 08/13/03	150,000	149,161,229
Federal National
Mortgage Association,
1.23% due 08/20/03	115,000	114,332,042

		603,299,541

Total Investments,
at Amortized Cost	99.8%	43,805,732,469
Other Assets,
Less Liabilities	0.2	72,105,435

Net Assets	100.0%	$43,877,837,904

  Variable interest rate — subject to periodic change.

  See notes to financial statements

  Cash Reserves Portfolio
  S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments at value (Note 1A)	$ 43,805,732,469
Cash	836
Interest receivable	76,707,378

Total assets	43,882,440,683

Liabilities:
Management fees payable (Note 2)	2,529,867
Accrued expenses and other liabilities	2,072,912

Total liabilities	4,602,779

Net Assets	$ 43,877,837,904

Represented by:
Paid-in capital for beneficial interests	$ 43,877,837,904

  See notes to financial statements

  Cash Reserves Portfolio
  S T A T E M E N T   O F   O P E R AT I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B)		$ 404,712,617

Expenses:
Management fees (Note 2)	$ 35,523,476
Custody and fund accounting fees	4,521,612
Trustees’ fees	271,283
Legal fees	110,188
Audit fees	28,490
Other	71,168

Total expenses	40,526,217
Less: aggregate amount waived by the Manager (Note 2)	(16,601,802)
Less: fees paid indirectly (Note 1F)	(32)

Net expenses		23,924,383

Net investment income		$ 380,788,234

  See notes to financial statements

  Cash Reserves Portfolio
  S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 28, 2003	Year Ended
	(Unaudited)	August 31, 2002

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$380,788,234	$1,026,102,717

Capital Transactions:
Proceeds from contributions	48,771,689,869	96,678,280,874
Value of withdrawals	(50,281,512,764)	(84,770,853,952)

Net increase (decrease) in net assets
from capital transactions	(1,509,822,895)	11,907,426,922

Net Increase (Decrease) in Net Assets	(1,129,034,661)	12,933,529,639

Net Assets:
Beginning of year	45,006,872,565	32,073,342,926

End of year	$43,877,837,904	$45,006,872,565

  See notes to financial statements

  Cash Reserves Portfolio
  F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$ 43,877,838		$45,006,873	$32,073,343	$14,392,341	$14,929,345	$8,805,910
Ratio of expenses to
average net assets	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	1.59%	*	2.29%	5.27%	5.93%	5.13%	5.65%
Total return	0.85%	**	2.36%	N/A	N/A	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.17%	*	0.19%	0.22%	0.22%	0.22%	0.22%
Net investment income
to average net assets	1.52%	*	2.20%	5.15%	5.81%	5.01%	5.53%

*	Annualized
**	Not Annualized

  See notes to financial statements

  Cash Reserves Portfolio
  N O T E S   T O  F I N A N C I A L   S T A T E M E N T S (Unaudited)

  1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

       The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       The significant accounting policies consistently followed by the Portfolio are as follows:

       A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

       B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

       C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

       D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

       E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

       F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

  Cash Reserves Portfolio
  N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

  2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $35,523,476 of which $16,601,802 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

  3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $351,416,096,174 and $352,712,817,555, respectively, for the six months ended February 28, 2003.

  4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

*Affiliated Person of Investment Manager

Investment Manager
(of Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

  This report is prepared for the information of shareholders of Citi Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Cash Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc.
CFS/RCR/203
03-4663